Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 19, 2013	Jul. 31, 2012
Document And Entity Information
Entity Registrant Name	Terra Tech Corp.
Entity Central Index Key	0001451512
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 48,040,000
Entity Common Stock, Shares Outstanding		84,016,542
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013